Common Stock Options - Common Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Range of Exercise Prices, minimum	$ 0.01
Range of Exercise Prices, maximum	$ 0.08
Options Outstanding	13,350,000
Weighted Average Remaining Contractual Life	1 year 7 days
Weighted Average Exercise Price	$ 0.06
Exercisable	13,350,000
Weighted Average Exercise Price, Options Exercisable	$ 0.06	$ 0.05